RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	May 31, 2021
Related Party Transaction [Line Items]
Interest Expense		$ 1,010,247				$ 2,204,917		$ 39,791
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	30,864		30,865	77,497	243,299		320,796	320,796
C E O And Investor [Member]
Related Party Transaction [Line Items]
Notes Cancelled		1,100,000				1,100,000
Interest Payable		$ 50,091				$ 50,091
C E O And Investor [Member] | Notes Payable Other Payables 1 [Member]
Related Party Transaction [Line Items]
Interest Payable		82,693				82,693
Notes Payable		1,026,630				1,026,630
Interest Expense		31,052		$ 3,105		8	$ 82,693
C E O And Investor [Member] | Notes Payable Other Payables 2 [Member]
Related Party Transaction [Line Items]
Interest Payable		8,269				8,269
Notes Payable		102,663				102,663
Interest Expense		6,049					$ 16,110
Member Of Board [Member]
Related Party Transaction [Line Items]
Interest Payable		$ 16,110				$ 16,110
Notes Payable										$ 200,000
Ellen O’Connor (Lynn) Vos
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	150,000
Paul DiPerna
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	100,000